Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000223917 | FR_91282CMR9
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000223917 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223917 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223917 | FR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223917 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223917 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223917 | FR_91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223917 | FR_01F020620
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223917 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223917 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223917 | U.S. Government SecuritiesFR_91282CMR9
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000223917 | Corporate Bonds & NotesFR_161175CQ5
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000223917 | Agency Mortgage-Backed SecuritiesFR_3132E0JW3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000223917 | Asset-Backed SecuritiesFR_69704AAA9
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000223917 | Non-Agency Mortgage-Backed SecuritiesFR_12433FAA6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223917 | TBA Sale Commitments Agency Mortgage-Backed SecuritiesFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000223917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169892 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169892 | FR_912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169892 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169892 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169892 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169892 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169892 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169892 | FR_21H052629
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169892 | FR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169892 | FR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169892 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000169892 | Corporate Bonds & NotesFR_666807BN1
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000169892 | Agency Mortgage-Backed SecuritiesFR_21H060622
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000169892 | U.S. Government SecuritiesFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169892 | Asset-Backed SecuritiesFR_05369LAE7
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169892 | Non-Agency Mortgage-Backed SecuritiesFR_46655GAD7
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000169892 | Senior Secured LoansFR_05400KAJ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169892 | Foreign GovernmentFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169895 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169895 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169895 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169895 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169895 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169895 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169895 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169895 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169895 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169895 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169895 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000169895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169895 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200218 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200218 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200218 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200218 | FR_494290901
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200218 | FR_B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200218 | FR_079087003
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200218 | FR_714456902
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200218 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200218 | FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200218 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200218 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200218 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000200218 | France
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000200218 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200218 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200218 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169897 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169897 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169897 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169897 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169897 | FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169897 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169897 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169897 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169897 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169897 | FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169897 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169897 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169897 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000169897 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169897 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000169897 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169897 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000169897 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169897 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169897 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219765 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219765 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219765 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219765 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219765 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000219765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219766 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219766 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219766 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219766 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219766 | FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219766 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000219766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219766 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219766 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219766 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219766 | BondEquitySectorU.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000219766 | BondEquitySectorAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219766 | BondEquitySectorCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219766 | BondEquitySectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219766 | BondEquitySectorNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219766 | BondEquitySectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219766 | BondEquitySectorMunicipals
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219766 | BondEquitySectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219766 | BondEquitySectorU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219766 | BondEquitySectorTBA Sale Commitments Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000219766 | AssetEquities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000219766 | AssetFixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000223918 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223918 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223918 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223918 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223918 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223918 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223918 | FR_904767803
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223918 | FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223918 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223918 | FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223918 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223918 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223918 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223918 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000223918 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223918 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000223918 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223918 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223918 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223918 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223918 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219767 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219767 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219767 | FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219767 | FR_05969A105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219767 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219767 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219767 | FR_88023U101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219767 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000219767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219767 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219768 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219768 | FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219768 | FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_019330109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_76156B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219768 | FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219768 | FR_114340102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219768 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000219768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219769 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219769 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219769 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219769 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219769 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219769 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219769 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219769 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219769 | FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219769 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219769 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000219769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169894 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169894 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169894 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169894 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169894 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169894 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169894 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169894 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169894 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169894 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169894 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169894 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000169894 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169894 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000169894 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169894 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169894 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169894 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169894 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169894 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169891 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169891 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169891 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169891 | FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169891 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169891 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169891 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169891 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169891 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169891 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000169891 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000169891 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169891 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000169891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169891 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000169891 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169891 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169891 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169891 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169891 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169891 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000169891 | Norway
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000169891 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000169891 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169900 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169900 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169900 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169900 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169900 | FR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169900 | FR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169900 | FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169900 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169900 | FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169900 | FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169900 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169900 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169900 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000169900 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169900 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169900 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000169900 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000169900 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169900 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000169900 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000169900 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000169900 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000169893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000169893 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169893 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169893 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169893 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000169893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169896 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169896 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169896 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169896 | FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169896 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169896 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169896 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169896 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169896 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169896 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169896 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000169896 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169896 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169896 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169896 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000169896 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169896 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169896 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169896 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169890 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169890 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169890 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169890 | FR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169890 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169890 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000169890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000169890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000169890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169890 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169899 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169899 | FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169899 | FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169899 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169899 | FR_47233W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169899 | FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169899 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169899 | FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169899 | FR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169899 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169899 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169899 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169899 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000169899 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169899 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169899 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169899 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000169899 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169899 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169899 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169898 | FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169898 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169898 | FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169898 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169898 | FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169898 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | FR_445658107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169898 | FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169898 | FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169898 | FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169898 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169898 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000169898 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000169898 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169898 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000169898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169898 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000169898 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169898 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000169898 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169898 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200219 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200219 | FR_47103U738
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200219 | FR_01F032625
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200219 | FR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200219 | FR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200219 | FR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200219 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200219 | FR_21H032613
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200219 | FR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200219 | FR_20754TAH5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200219 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.20%)
C000200219 | Corporate Bonds & NotesFR_87422VAN8
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000200219 | Non-Agency Mortgage-Backed SecuritiesFR_30334RAG9
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000200219 | Agency Mortgage-Backed SecuritiesFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000200219 | Asset-Backed SecuritiesFR_897926CC3
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000200219 | Senior Secured LoansFR_23923YAB7
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200219 | Exchange-Traded FundsFR_47103U738
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200219 | Common StocksFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223919 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000223919 | FR_3137FBBX3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223919 | FR_3140XMRD0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223919 | FR_3132CXRW4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223919 | FR_3140W1DQ3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223919 | FR_3140W0Z32
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223919 | FR_14161GCM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223919 | FR_65341KCG9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223919 | FR_42806MCT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223919 | FR_92348KEB5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223919 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223919 | Corporate Bonds & NotesFR_571676AT2
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000223919 | Asset-Backed SecuritiesFR_92348KEB5
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000223919 | Agency Mortgage-Backed SecuritiesFR_3137FBBX3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000223919 | U.S. Government SecuritiesFR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000223919 | Non-Agency Mortgage-Backed SecuritiesFR_10638GAA1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | FR_88076W103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200216 | FR_743606105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200216 | FR_05603J108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200216 | FR_088929104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200216 | FR_293712105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200216 | FR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200216 | FR_26210V102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200216 | FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200216 | FR_950810101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200216 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000200216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000200216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000200216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000200216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200220 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200220 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200220 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200220 | FR_14314FBE7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200220 | FR_67112RBJ2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200220 | FR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200220 | FR_251526CY3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200220 | FR_88631YAQ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200220 | FR_87190KAQ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | FR_12663JAD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200220 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200220 | Corporate Bonds & NotesFR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000200220 | U.S. Government SecuritiesFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200220 | Asset-Backed SecuritiesFR_69915NAL2
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000200220 | Non-Agency Mortgage-Backed SecuritiesFR_55287KAC7
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200220 | Foreign GovernmentFR_221625AT3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200220 | MunicipalsFR_74442PQ65
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200221 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200221 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200221 | FR_91282CLK5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200221 | FR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200221 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200221 | FR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200221 | FR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200221 | FR_91282CHX2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200221 | FR_91282CJG7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200221 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200221 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200221 | U.S. Government SecuritiesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000200221 | Corporate Bonds & NotesFR_703481AB7
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000200221 | Asset-Backed SecuritiesFR_09077TAA3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200221 | Agency Mortgage-Backed SecuritiesFR_31288RGW2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200221 | Non-Agency Mortgage-Backed SecuritiesFR_95000HBF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200221 | Foreign GovernmentFR_147918AF3
Holdings [Line Items]
Percent of Net Asset Value	0.30%